Financial income (expense), net - Schedule of interest expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest costs [abstract]
Borrowings interest (Note 18.2)	$ (163,356)	$ (62,499)	$ (21,879)
Total interest expense	$ (163,356)	$ (62,499)	$ (21,879)